Long-Term Investments, Net (Tables)	12 Months Ended
May 31, 2026
Schedule of Investments [Abstract]
Long-Term Investments
Long-term investments, net, consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Equity securities with readily determinable fair value:
Sunlands Online Education Group (“Sunlands”) (a)	6,319	6,928
Other investments	1,532	2

Subtotal	7,851	6,930

Equity securities without readily determinable fair value:
Xizang Songtsam Green Valley Cultural Tourism Co., Ltd. (“Songtsam”) (b)	58,717	62,473
EEO Education Technology Co., Ltd. (“EEO”) (c)	9,312	—
Other investments (d)	14,444	13,329

Subtotal	82,473	75,802

Equity method investments:
VM EDU Fund I, L.P. (e)	48,345	33,789
New Oriental Education and Culture Industry Fund (Zhangjiagang) Partnership (Limited Partnership) (“Education Industry Fund”) (f)	38,592	29,532
Thaiwoo Enterprise Management Co., Ltd. (“Thaiwoo Management”) (g)	50,180	54,767
Other investments (h)	30,501	31,455

Subtotal	167,618	149,543

Available-for-sale investments:
Shanghai Golden Education & Training Co., Ltd. (“Golden Finance”) (i)	46,729	49,719
Happy_seed (Cayman) Ltd. (“Happy Seed”) (j)	20,183	20,679
Tianjin Uhozz Internet Technology Co., Ltd. (“Uhozz”) (k)	17,890	17,890
HBC Holding Cayman Islands Ltd. (“HBC”) (l)	14,569	29,631
Other available-for-sale investments (m)	31,168	32,869

Subtotal	130,539	150,788

	388,481	383,063

(a)
For the years ended May 31, 2024, 2025 and 2026, as the stock price of Sunlands fluctuated, gain of US$4,503, loss of US$1,772 and gain of US$609 were recorded in gain/(loss) from fair value change of investments on the Group’s consolidated statements of operations, respectively.

(b)
In September 2024, the Group invested 12.4% equity interests in Songtsam, a company engaged in the business of culture, tourism and accommodation and catering services. In November 2024, the Group acquired another additional 6.0% equity interests from other third parties. The Group accounted for the investment as equity securities without readily determinable fair value as Songtsam is a private company without readily determinable fair value and the investment is with liquidation preference. For the year ended May 31, 2026, no impairment loss was recorded from this investment.

(c)
In April 2017, the Group acquired 10% equity interests in EEO, a company engaged in the business of developing on-line
classroom product. The Group accounted for the investment as equity securities without readily determinable fair value as EEO is a private company without readily determinable fair value. For the years ended May 31, 2024 and 2025, no impairment loss was recorded from this investment. In September 2025, the Group disposed EEO for a total consideration of US$11,952, and realized gain of US$2,640 was recorded in realized gain from long-term investments for the year ended May 31, 2026.

(d)
The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees. Those investments were accounted for using the measurement alternative when there is no readily determinable fair value for the investments. The Group recorded US$4,358, US$803 and nil impairment loss on these investments for the years ended May 31, 2024, 2025 and 2026, respectively.

(e)
In June 2019, VM EDU Fund I, L.P., a market-driven investment entity, was established. The Group participates in VM EDU Fund I, L.P. as a limited partner and invested US$33,789 in VM EDU Fund I, L.P. as of May 31, 2026. The Group accounts for the investment under the equity method in accordance with Equity Method of Accounting (“ASC 323”) because the Group is a limited partner and owns 49.7% interest in VM EDU Fund I, L.P.

(f)
In July 2018, Education Industry Fund was established. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$29,532 in Education Industry Fund as of May 31, 2026. The Group accounts for the investment under the equity method in accordance with ASC 323, because the Group is a limited partner and owns 44.8% interest in Education Industry Fund.

(g)
In January 2024, the Group invested in Thaiwoo Management, a company engaged in the business of real estate and ski resort operation, with a consideration of US$55,574. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group has significant influence and owns 35.0% interest in Thaiwoo Management.

(h)
The Group holds from 5.5% to 49.0% equity interests in other 9 third-party companies through investments in their common shares or in-substance
common shares as of May 31, 2026. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the years ended May 31, 2024, 2025 and 2026, no impairment loss was recorded.

(i)
In April 2015, the Group invested 9.8% equity interests in Golden Finance, a company engaged in training program business associated with finance and business management. In November 2015, the Group further subscribed 9.8% equity interests. In May 2019, the Group disposed of 7.2% equity interests for a total consideration of US$33,156. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(j)
In August 2019, the Group invested 6.4% equity interests in Happy Seed, a company engaged in cultivating logical thinking skill. In September 2020, the Group further subscribed additional 1.6% equity interests. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(k)
In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for a 10.0% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed to 15.2% series B preferred shares. The Group accounted for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(l)
In September 2023, the Group invested 15.0% equity interests in HBC, a company engaged in providing customized private tours and tourism services. In July 2024 and January 2026, the Group acquired additional 9.8% and 16.6% equity interests from other third parties respectively.
The Group accounted for the investment as
available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(m)
Other
available-for-sale
investments represent several insignificant individual investments classified as available-for-sale
investments as of May 31, 2025 and 2026. Realized gain of US$244 and US$36 were recorded in realized gain from long-term investments for the years ended May 31, 2025 and 2026, respectively. The Group recorded US$4,412 and nil impairment loss on these investments for the years ended May 31, 2025 and 2026, respectively.